UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
ANNUAL Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund –
.
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
HIGHLIGHTS
The Diversified Mid-Cap Growth Fund returned almost 21% and outperformed the Lipper Mid-Cap Growth Funds Index in 2023, but it trailed the Russell Midcap
Growth Index (Russell index). The fund has also outperformed other active mid-
cap growth managers for the 3-, 5-, and 10-year periods ended December 31,
2023, and outperformed the Russell index over the last 10 years (see page 7).
Stock selection, particularly in the information technology, health care, and financials sectors, hurt performance relative to the Russell index in 2023.
Alternatively, stock choices in the utilities sector contributed slightly to relative results, as did a small underweight to the consumer staples sector.
Although inflation—which has fallen materially since mid-2022—remains above the
Federal Reserve’s long-term 2% target, the rate hiking cycle seems to be over. It remains to be seen if the Fed will achieve a soft landing for the economy. Bonds, despite a brisk fourth-quarter rally, remain unattractive long-term investments, and we believe equities remain a better choice for those who seek capital growth over time.
While quality mid-cap growth companies—which we favor—lagged considerably in 2023, and while being disciplined from a valuation perspective hurt our performance versus the Russell benchmark, we believe that valuation always matters and that it is just a question of time until elevated valuations revert to the mean.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Mid-cap growth stocks
produced strong gains in
2023, as the equity market
rebounded from poor
performance in 2022. Your
fund returned 20.78%
but underperformed the
Russell Midcap Growth
Index (Russell index), which
returned 25.87%. However,
the fund outperformed the
Lipper Mid-Cap Growth
Funds Index, which returned
20.33%. (Performance for the fund’s I Class will vary due to its different fee structure. The fund’s I Class shares are designed to be sold to various institutional investors and generally require a minimum initial investment of
$500,000. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
Stock selection, particularly in the information technology, health care, and financials sectors, hurt performance relative to the Russell index. Alternatively, stock choices in the utilities sector contributed slightly to relative results, as did a small underweight to the consumer staples sector.
In the information technology sector, where we favor companies with strong business models in industries with high barriers to entry and low risk of commoditization, fund performance was hurt by Palantir Technologies, a provider of vertically integrated workflow software that enables companies to analyze structured and unstructured data. We initiated a stake late in the year and, thus, did not harness the stock’s full-year gains. Another poor performer was Enphase Energy, a residential solar inverter company that is also branching out into residential batteries. Inverters are used to convert direct current (DC)
electricity from sunlight harnessed by solar panels into alternating current
(AC) electricity, which is used by most electrical devices and is safer to transmit
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Diversified Mid-Cap
Growth Fund –
.
5.09% 20.78%
Diversified Mid-Cap
Growth Fund–
.
I  Class 5.19 21.04
Russell Midcap Growth
Index 8.56 25.87
Lipper Mid-Cap Growth
Funds Index 6.12 20.33

T. ROWE PRICE Diversified Mid-Cap Growth Fund

across distances. Shares were hurt for most of the year by rising longer-term interest rates. In addition, Lattice Semiconductor, which specializes in low-
power field-programmable gate arrays, underperformed. At the end of October, investors were discouraged that Lattice reduced its fourth-quarter guidance due to weaker overseas demand. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In the health care space, we favor equipment and supplies providers, as well as service providers reflective of demographic factors and desires for increased access to health care services. We also emphasize innovative biotechnology companies with promising products that address large, unmet needs, and we remain broadly diversified in this segment to reduce risk. Our underweight in Seagen (formerly, Seattle Genetics), a biotechnology company that focuses on antibody-drug conjugates for cancer, hurt our performance when it was acquired by Pfizer for a substantial premium. Underweighting Align
Technology, a dental supply company that makes the Invisalign brand of clear dental aligners, also hurt relative results. We underweighted it because it was expensive.
In the financials sector, we look for differentiated companies with high returns on invested capital in the capital markets, insurance, banking, and financial services industries. Our stake in Arch Capital Group, a quality underwriter of insurance, reinsurance, and mortgage insurance, underperformed for the year. We like the company’s conservative management team and good capital allocation practices and believe that it will benefit from higher investment income stemming from the significant increase in interest rates over the last two years. Our late-year purchase of Kinsale Capital Group, an excess and surplus insurance company serving small and medium-sized businesses, underperformed.
We have minimal exposure to the utilities sector, as most utility companies do not meet our growth criteria. However, our only investment in the sector—
Vistra, an integrated retail electricity and power generation company that is based in Texas and serves close to half of the states in the U.S.—produced an excellent total return in 2023. The company is a large competitive electricity provider through the use of natural gas, nuclear energy, and solar sources.
Shares were lifted by an improvement in year-over-year financial results. Also, our modest underweight to the consumer staples sector—which lagged most sectors in the mid-cap growth universe—added value in 2023. We believe most consumer staples companies are mature and fairly valued within the space.
Some of our notable performers included cosmetics and skin care companies
E.L.F. Beauty and Estee Lauder as well as Performance Food Group, one of the largest food distributors in the U.S.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

How is the fund positioned?
Various portfolio characteristics at year-end were similar to those of the
Russell Midcap Growth Index (Russell index). For example, the historical growth rate of the fund's holdings over the last five years matched that of the index (15.9%), whereas the projected earnings growth rate of our holdings
(13.2%) was marginally higher than the index’s constituents (13.1%). The portfolio’s estimated 12-month forward price/earnings ratio matched that of the index (29.4), while the fund’s median market capitalization was
$29.5 billion versus $27.6 billion for the index. We would also like to note that our holdings have lower debt than businesses in the Russell index, based on certain long-term debt-to-equity measures. In addition, we have a slightly lower beta (a measure of volatility) versus the index and are tilted away from money-losing companies.
The fund’s return on
equity (ROE) for the latest
12 months excluding
charges, which measures
how effectively and
efficiently a company and
its management are using
stockholder investments,
was 22.7% versus 24.4%
for the benchmark. While
we consider a high ROE
to be desirable, we prefer
businesses whose growth
is steady and sustainable,
rather than companies whose
growth is unsustainably high.
At the end of December, our
largest sector allocation was
information technology, and
we had a slight overweight
versus the benchmark.
We had more modest overweights in the industrials and business services sector, where we favor high-quality industrials companies that provide more stable earnings under varying economic conditions, and in the energy sector, where we seek companies that are adept at finding underlying resources and that are well positioned in the lowest cost basins. On the other hand, our most significant underweight was in the health care sector. We had a lesser underweight in consumer staples, as mentioned earlier.
SECTOR DIVERSIFICATION
Percent of Net Assets
as of 12/31/23
Diversified
Mid-Cap
Growth Fund
Russell
Midcap
Growth
Index
Information Technology 24.7% 23.6%
Industrials and Business
Services 20.1 19.6
Health Care 17.3 18.7
Consumer Discretionary 13.2 13.4
Financials 10.8 10.5
Communication Services 4.6 4.2
Energy 4.3 3.8
Consumer Staples 2.3 2.8
Real Estate 1.4 1.7
Materials 1.2 1.3
Utilities 0.1 0.4
Other and Reserves 0.0 0.0
Total 100.0% 100.0%

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Our remaining allocations were fairly close to those of the benchmark, as shown in the Sector Diversification table on page 5, which is how we typically manage the portfolio. Instead of making big sector bets, we focus on selecting stocks that we believe will outperform over time. We had modest exposure to the consumer staples, materials, utilities, and real estate segments. Most businesses in those sectors do not meet our growth criteria.
What is portfolio management’s outlook?
The economy remained resilient throughout 2023, even though the Federal
Reserve raised short-term interest rates through the end of July and then held them steady through the end of the year. Although inflation—which has fallen materially since mid-2022—remains above the Fed’s long-term 2% target, the rate hiking cycle seems to be over, and investors are hopeful that the central bank will lower rates in 2024. It remains to be seen if the Fed will achieve a soft landing for the economy.
While stock market returns were broadly positive, the fourth quarter and full year were challenging periods for our strategy, due to factors such as the outperformance of volatile stocks and expensive companies, as well as hype about the potential for artificial intelligence that prompted investors to be more risk-seeking than we are. Quality mid-cap growth companies—which we favor—lagged considerably, and being disciplined from a valuation perspective hurt our performance versus the Russell benchmark. Nevertheless, we believe that valuation always matters and that it is just a question of time until elevated valuations revert to the mean. Overweighting expensive companies is, in our opinion, akin to gambling, and we are not willing to make that bet with our investors’ capital.
Fixed income securities produced solid gains for the year, thanks to a brisk fourth-quarter rally that saw longer-term Treasury yields decline around 100 basis points (one percentage point) from multiyear highs reached in October.
We still believe, however, that bonds are unattractive long-term investments and that equities remain a better choice for those who seek capital growth over time. As always, we encourage equity investors to stay focused on their long-
term financial goals and remain fully invested.
Despite varying environments in which mid-cap growth stocks have occasionally lagged other investment styles, the portfolio has outperformed other active mid-cap growth managers, as measured by the Lipper peer group index, for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. Also, the portfolio has closely tracked the Russell benchmark in the three- and five-
year periods and outperformed the index over the last 10 years (see page 7).

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The Fund’s average annual total returns for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023, were 20. 78%, 1.17%, 13.48%, and 10.77%, respectively. The Russell Midcap Growth Index’s returns for the same periods were 25.87%, 1.31%, 13.81%, and 10.57%, respectively. The Lipper Mid-Cap
Growth Funds Index’s returns for the same periods were 20.33%, -1.76%,
11.52%, and 9.06%, respectively.
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-
225-5132 or, for I Class shares, 1-800-638-8790.
We are convinced that adhering to the basic tenets of our strategy—staying fully invested, focusing on longer-term investment horizons, favoring quality companies, and factoring valuations and risks into our portfolio decisions—has historically made our strategy successful over the long term. We also believe that our disciplined process of researching and selecting reasonably priced growth companies with attractive attributes should continue to produce favorable results over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

RISKS OF INVESTING IN THE DIVERSIFIED MID-CAP GROWTH FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and less liquidity than larger companies and are, therefore, more sensitive to economic, market, and industry changes.
Different investment styles tend to shift into and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written

T. ROWE PRICE Diversified Mid-Cap Growth Fund

consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Apollo Global Management 1.9%
Crowdstrike Holdings 1.7
Cencora 1.7
Cintas 1.5
Ross Stores 1.5
Copart 1.4
Cheniere Energy 1.4
Dexcom 1.4
IDEXX Laboratories 1.4
Old Dominion Freight Line 1.4
Rockwell Automation 1.3
IQVIA Holdings 1.2
Microchip Technology 1.2
Datadog 1.2
Verisk Analytics 1.2
Trade Desk 1.2
Paychex 1.2
Amphenol 1.1
Yum! Brands 1.1
Hilton Worldwide Holdings 1.1
Palantir Technologies 1.1
Gartner 1.1
Zscaler 1.0
Fair Isaac 1.0
HubSpot 1.0
Total 32.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
DIVERSIFIED MID-CAP GROWTH FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Diversified Mid-Cap
Growth Fund –
.
20.78% 13.48% 10.77% – –
Diversified Mid-Cap
Growth Fund–
.
I  Class 21.04 13.66 – 11.75% 5/3/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Diversified Mid-Cap Growth Fund 0.87%
Diversified Mid-Cap Growth Fund–I Class 0.68
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

DIVERSIFIED MID-CAP GROWTH FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,050.90 $4.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.92   4.33
I Class
Actual   1,000.00   1,051.90   3.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.78   3.47
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.85%, and
the
2
I Class was 0.68%.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 35.28 $ 47.37 $ 46.04 $ 36.66 $ 27.13
Investment activities
Net investment income (loss)
(1)(2)
(0.02) (0.03) (0.20) (0.03) 0.07
Net realized and unrealized gain/
loss 7.31 (11.63) 6.33 11.63 10.20
Total from investment activities 7.29 (11.66) 6.13 11.60 10.27
Distributions
Net investment income — — — (0.02) (0.05)
Net realized gain (2.72) (0.43) (4.80) (2.20) (0.69)
Total distributions (2.72) (0.43) (4.80) (2.22) (0.74)
NET ASSET VALUE
End of period $ 39.85 $ 35.28 $ 47.37 $ 46.04 $ 36.66
Ratios/Supplemental Data
Total return
(2)(3)
20.78% (24.63)% 13.74% 31.80% 37.90%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.86% 0.87% 0.79% 0.80% 0.80%
Net expenses after waivers/
payments by Price Associates 0.86% 0.87% 0.79% 0.80% 0.80%
Net investment income (loss) (0.05)% (0.08)% (0.41)% (0.08)% 0.20%
Portfolio turnover rate 49.7% 30.5% 33.3% 60.0% 10.9%
Net assets, end of period (in
millions) $1,004 $922 $1,926 $1,761 $1,467
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 35.38 $ 47.41 $ 46.09 $ 36.68 $ 27.14
Investment activities
Net investment income (loss)
(1)(2)
0.05 0.06 (0.13) 0.01 0.14
Net realized and unrealized gain/
loss 7.35 (11.66) 6.33 11.66 10.18
Total from investment activities 7.40 (11.60) 6.20 11.67 10.32
Distributions
Net investment income (0.02) — — (0.02) (0.09)
Net realized gain (2.72) (0.43) (4.88) (2.24) (0.69)
Total distributions (2.74) (0.43) (4.88) (2.26) (0.78)
NET ASSET VALUE
End of period $ 40.04 $ 35.38 $ 47.41 $ 46.09 $ 36.68
Ratios/Supplemental Data
Total return
(2)(3)
21.04% (24.48)% 13.88% 31.99% 38.07%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.68% 0.68% 0.65% 0.66% 0.67%
Net expenses after waivers/
payments by Price Associates 0.68% 0.68% 0.65% 0.66% 0.67%
Net investment income (loss) 0.13% 0.17% (0.27)% 0.03% 0.39%
Portfolio turnover rate 49.7% 30.5% 33.3% 60.0% 10.9%
Net assets, end of period (in
thousands) $1,051,766 $823,847 $577,684 $531,487 $324,557
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 4.6%
Entertainment 2.0%
Electronic Arts  21,100 2,887
Endeavor Group Holdings, Class A  (1) 107,300 2,546
ROBLOX, Class A  (2) 291,000 13,304
Spotify Technology  (2) 103,473 19,444
Take-Two Interactive Software  (2) 15,653 2,519
40,700
Interactive Media & Services 1.1%
Match Group  (2) 162,730 5,940
Pinterest, Class A  (2) 434,400 16,090
22,030
Media 1.5%
Omnicom Group  73,000 6,315
Trade Desk, Class A  (2) 336,608 24,223
30,538
Total Communication Services 93,268
CONSUMER DISCRETIONARY 13.2%
Broadline Retail 0.7%
Coupang (2) 732,300 11,856
Ollie's Bargain Outlet Holdings  (2) 39,200 2,975
14,831
Distributors 0.5%
Pool  27,200 10,845
10,845
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions  (2) 27,200 2,563
Duolingo  (2) 12,400 2,813
Service Corp International  43,012 2,944
8,320
Hotels, Restaurants & Leisure 6.2%
Caesars Entertainment  (2) 62,800 2,944
Churchill Downs  49,300 6,652
Darden Restaurants  47,800 7,854
Domino's Pizza  19,000 7,832
DoorDash, Class A  (2) 162,700 16,089
DraftKings, Class A  (2) 359,680 12,679
Hilton Worldwide Holdings  125,090 22,778
Hyatt Hotels, Class A  16,700 2,178
MGM Resorts International  50,600 2,261

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Restaurant Brands International  (1) 40,800 3,188
Royal Caribbean Cruises  (2) 52,200 6,759
Vail Resorts  7,200 1,537
Wingstop  34,700 8,903
Wynn Resorts  27,422 2,498
Yum! Brands  176,600 23,075
127,227
Household Durables 0.5%
NVR (2) 1,569 10,984
10,984
Specialty Retail 4.7%
AutoZone (2) 1,676 4,334
Burlington Stores  (2) 37,248 7,244
Five Below  (2) 41,200 8,782
Floor & Decor Holdings, Class A  (2) 46,700 5,210
RH  (2) 8,200 2,390
Ross Stores  220,700 30,543
Tractor Supply  (1) 78,300 16,837
Ulta Beauty  (2) 37,695 18,470
Williams-Sonoma  (1) 15,400 3,107
96,917
Textiles, Apparel & Luxury Goods 0.2%
Skechers USA, Class A  (2) 71,400 4,451
4,451
Total Consumer Discretionary 273,575
CONSUMER STAPLES 2.3%
Beverages 1.0%
Brown-Forman, Class B  101,792 5,812
Celsius Holdings  (1)(2) 203,100 11,073
Constellation Brands, Class A  17,600 4,255
21,140
Consumer Staples Distribution & Retail 0.7%
BJ's Wholesale Club Holdings  (2) 37,474 2,498
Casey's General Stores  9,789 2,689
Performance Food Group  (2) 120,200 8,312
13,499
Food Products 0.1%
Hershey  14,400 2,685
2,685
Household Products 0.1%
Church & Dwight  23,483 2,221
2,221

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.4%
elf Beauty  (2) 34,700 5,008
Estee Lauder, Class A  16,900 2,472
7,480
Total Consumer Staples 47,025
ENERGY 4.3%
Energy Equipment & Services 0.9%
Halliburton  371,082 13,415
Noble  114,100 5,495
18,910
Oil, Gas & Consumable Fuels 3.4%
APA  176,000 6,315
Cheniere Energy  172,800 29,499
Chesapeake Energy  (1) 20,300 1,562
Coterra Energy  84,300 2,151
Diamondback Energy  31,100 4,823
Hess  103,894 14,977
Magnolia Oil & Gas, Class A  144,200 3,070
Matador Resources  43,900 2,496
Permian Resources  350,000 4,760
69,653
Total Energy 88,563
FINANCIALS 10.8%
Banks 0.5%
NU Holdings, Class A  (2) 1,133,300 9,440
9,440
Capital Markets 4.1%
Ares Management, Class A  154,000 18,314
Blue Owl Capital  (1) 243,000 3,621
Cboe Global Markets  16,193 2,891
FactSet Research Systems  26,350 12,570
LPL Financial Holdings  59,400 13,521
MarketAxess Holdings  26,000 7,614
Morningstar  13,954 3,994
MSCI  30,400 17,196
Tradeweb Markets, Class A  52,251 4,748
84,469
Financial Services 3.6%
Apollo Global Management  408,900 38,105
Block  (2) 122,400 9,468
Euronet Worldwide  (2) 30,600 3,106
FleetCor Technologies  (2) 53,308 15,065

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Toast, Class A  (1)(2) 179,600 3,279
WEX  (2) 23,500 4,572
73,595
Insurance 2.6%
Arch Capital Group  (2) 174,800 12,982
Arthur J Gallagher  82,700 18,598
Globe Life  22,300 2,714
Hartford Financial Services Group  59,700 4,799
Kinsale Capital Group  20,800 6,966
Ryan Specialty Holdings  (1)(2) 168,200 7,236
53,295
Total Financials 220,799
HEALTH CARE 17.3%
Biotechnology 2.4%
Alnylam Pharmaceuticals  (2) 56,780 10,868
Apellis Pharmaceuticals  (1)(2) 80,363 4,811
Argenx, ADR  (2) 13,217 5,028
Ascendis Pharma, ADR  (2) 19,960 2,514
BioNTech, ADR  (2) 16,728 1,765
Exact Sciences  (2) 78,018 5,772
Genmab, ADR  (2) 64,577 2,056
Legend Biotech, ADR  (2) 80,600 4,850
Neurocrine Biosciences  (2) 70,522 9,292
Sarepta Therapeutics  (2) 29,000 2,796
49,752
Health Care Equipment & Supplies 6.0%
Align Technology  (2) 26,200 7,179
Dexcom  (2) 236,800 29,385
Globus Medical, Class A  (2) 75,400 4,018
IDEXX Laboratories  (2) 52,300 29,029
Inspire Medical Systems  (1)(2) 16,100 3,275
Insulet  (2) 52,806 11,458
Lantheus Holdings  (2) 43,900 2,722
Masimo  (2) 24,300 2,848
Novocure  (2) 67,479 1,007
Penumbra  (2) 31,003 7,798
ResMed  86,820 14,935
Shockwave Medical  (2) 26,400 5,031
STERIS  21,300 4,683
123,368
Health Care Providers & Services 3.1%
Acadia Healthcare  (2) 33,613 2,614
agilon health  (1)(2) 134,800 1,692

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Cardinal Health  114,025 11,493
Cencora  165,600 34,011
Molina Healthcare  (2) 30,609 11,059
Tenet Healthcare  (2) 40,000 3,023
63,892
Health Care Technology 0.9%
Veeva Systems, Class A  (2) 98,895 19,039
19,039
Life Sciences Tools & Services 4.9%
Agilent Technologies  124,000 17,240
Bio-Rad Laboratories, Class A  (2) 6,211 2,006
Bio-Techne  94,100 7,261
Bruker  70,500 5,180
Charles River Laboratories International  (2) 9,500 2,246
ICON  (2) 9,500 2,689
IQVIA Holdings  (2) 109,000 25,220
Mettler-Toledo International  (2) 12,500 15,162
Repligen  (2) 29,504 5,305
West Pharmaceutical Services  54,539 19,204
101,513
Total Health Care 357,564
INDUSTRIALS & BUSINESS SERVICES 20.1%
Aerospace & Defense 2.2%
Axon Enterprise  (2) 61,000 15,758
BWX Technologies  36,300 2,785
HEICO  43,300 7,745
Hexcel  34,200 2,522
Howmet Aerospace  91,900 4,974
TransDigm Group  10,500 10,622
44,406
Building Products 1.6%
Advanced Drainage Systems  35,700 5,021
Allegion  43,100 5,460
Carrier Global  40,400 2,321
Fortune Brands Innovations  39,751 3,027
Trane Technologies  46,400 11,317
Trex  (2) 76,000 6,292
33,438
Commercial Services & Supplies 4.3%
Cintas  52,000 31,338
Clean Harbors  (2) 50,900 8,883
Copart  (2) 604,900 29,640
RB Global  74,500 4,983

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Republic Services  36,600 6,036
Rollins  65,893 2,878
Waste Connections  34,275 5,116
88,874
Construction & Engineering 0.8%
Quanta Services  50,414 10,879
Valmont Industries  7,600 1,775
WillScot Mobile Mini Holdings  (2) 95,300 4,241
16,895
Electrical Equipment 2.0%
AMETEK  42,537 7,014
Hubbell  27,100 8,914
Rockwell Automation  82,712 25,680
41,608
Ground Transportation 1.6%
Landstar System  13,600 2,634
Old Dominion Freight Line  68,617 27,812
Saia  (2) 6,200 2,717
33,163
Machinery 0.8%
Graco  30,000 2,603
IDEX  10,375 2,253
Otis Worldwide  28,200 2,523
RBC Bearings  (2) 9,773 2,784
Toro  30,447 2,923
Westinghouse Air Brake Technologies  20,500 2,601
15,687
Passenger Airlines 0.1%
United Airlines Holdings  (2) 36,800 1,518
1,518
Professional Services 4.7%
Booz Allen Hamilton Holding  103,570 13,248
Broadridge Financial Solutions  70,646 14,535
Ceridian HCM Holding  (2) 26,829 1,801
Equifax  12,600 3,116
FTI Consulting  (2) 15,292 3,045
KBR  68,700 3,807
Paychex  198,500 23,643
Paycom Software  21,000 4,341
Paylocity Holding  (2) 33,500 5,523
Verisk Analytics  101,700 24,292
97,351

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 2.0%
Fastenal  270,100 17,495
Ferguson  25,200 4,865
SiteOne Landscape Supply  (2) 40,254 6,541
United Rentals  12,300 7,053
Watsco  (1) 10,700 4,585
40,539
Total Industrials & Business Services 413,479
INFORMATION TECHNOLOGY 23.9%
Communications Equipment 0.4%
Motorola Solutions  22,800 7,138
7,138
Electronic Equipment, Instruments & Components 2.5%
Amphenol, Class A  233,987 23,195
CDW  86,478 19,658
Keysight Technologies  (2) 14,600 2,323
Littelfuse  8,700 2,328
TE Connectivity  14,600 2,051
Zebra Technologies, Class A  (2) 9,000 2,460
52,015
IT Services 3.6%
Cloudflare, Class A  (2) 229,900 19,141
EPAM Systems  (2) 8,872 2,638
Gartner  (2) 47,606 21,476
Globant  (2) 10,798 2,570
GoDaddy, Class A  (2) 65,100 6,911
MongoDB  (2) 47,655 19,484
VeriSign  (2) 10,434 2,149
74,369
Semiconductors & Semiconductor Equipment 4.2%
Enphase Energy  (2) 23,700 3,132
Entegris  60,300 7,225
First Solar  (2) 14,160 2,439
Lattice Semiconductor  (2) 124,379 8,581
Microchip Technology  272,568 24,580
MKS Instruments  17,400 1,790
Monolithic Power Systems  30,300 19,113
ON Semiconductor  (2) 53,038 4,430
Onto Innovation  (2) 29,925 4,576
Skyworks Solutions  21,100 2,372
Teradyne  65,550 7,113
85,351

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 12.7%
ANSYS (2) 39,800 14,443
Appfolio, Class A  (2) 19,900 3,447
AppLovin, Class A  (2) 65,000 2,590
Bentley Systems, Class B  126,457 6,598
BILL Holdings  (2) 19,900 1,624
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936  (2)(3)(4) 1,136 1,212
Confluent, Class A  (2) 153,752 3,598
Crowdstrike Holdings, Class A  (2) 136,133 34,757
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835  (2)(3)(4) 52,161 3,834
Datadog, Class A  (2) 201,146 24,415
Descartes Systems Group  (2) 58,900 4,951
DoubleVerify Holdings  (2) 70,475 2,592
Dynatrace  (2) 179,273 9,804
Elastic  (2) 44,700 5,038
Fair Isaac  (2) 17,800 20,719
Fortinet  (2) 34,200 2,002
HubSpot  (2) 34,099 19,796
Manhattan Associates  (2) 42,975 9,253
Monday.com  (2) 24,000 4,507
nCino  (1)(2) 74,245 2,497
Nutanix, Class A  (2) 95,200 4,540
Palantir Technologies, Class A  (2) 1,318,789 22,644
Procore Technologies  (2) 41,470 2,871
PTC  (2) 52,434 9,174
Samsara, Class A  (2) 205,423 6,857
Snyk, Acquisition Date: 9/3/21, Cost $1,690  (2)(3)(4) 117,787 1,197
Socure, Acquisition Date: 12/22/21, Cost $432  (2)(3)(4) 26,874 168
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547  (2)(3)(4) 48,005 236
Tyler Technologies  (2) 26,744 11,182
Workiva  (2) 26,500 2,691
Zscaler  (2) 95,901 21,248
260,485
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Class A  (2) 141,400 5,042
Super Micro Computer  (2) 16,300 4,634
9,676
Total Information Technology 489,034
MATERIALS 1.2%
Chemicals 0.7%
CF Industries Holdings  25,800 2,051
PPG Industries  60,700 9,078

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
RPM International  26,273 2,933
14,062
Construction Materials 0.3%
Vulcan Materials  21,700 4,926
4,926
Containers & Packaging 0.1%
Avery Dennison  10,200 2,062
2,062
Metals & Mining 0.1%
Steel Dynamics  23,600 2,787
2,787
Total Materials 23,837
REAL ESTATE 1.4%
Industrial Real Estate Investment Trusts 0.1%
Rexford Industrial Realty, REIT  43,300 2,429
2,429
Real Estate Management & Development 0.4%
CoStar Group  (2) 97,300 8,503
8,503
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  42,100 2,970
2,970
Retail Real Estate Investment Trusts 0.2%
Simon Property Group, REIT  34,500 4,921
4,921
Specialized Real Estate Investment Trusts 0.5%
CubeSmart, REIT  60,400 2,800
Lamar Advertising, Class A, REIT  63,220 6,719
9,519
Total Real Estate 28,342
UTILITIES 0.1%
Independent Power & Renewable Electricity Producers 0.1%
Vistra  68,700 2,646
Total Utilities 2,646
Total Common Stocks (Cost $1,438,214) 2,038,132

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.8%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627  (2)(3)(4) 200,815 731
Total Health Care 731
INFORMATION TECHNOLOGY 0.8%
Software 0.8%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116  (2)(3)(4) 68 72
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5  (2)(3)(4) 3 3
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552  (2)
(3)(4) 108,447 7,971
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775  (2)(3)(4) 13,101 963
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225  (2)
(3)(4) 30,282 2,226
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174  (2)
(3)(4) 79,458 389
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929  (2)(3)(4) 49,017 1,114
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816  (2)(3)(4) 197,401 2,006
Socure, Series A, Acquisition Date: 12/22/21, Cost $525  (2)(3)(4) 32,662 204
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431  (2)(3)(4) 26,807 167
Socure, Series B, Acquisition Date: 12/22/21, Cost $8  (2)(3)(4) 485 3
Socure, Series E, Acquisition Date: 10/27/21, Cost $998  (2)(3)(4) 62,133 388
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985  (2)(3)(4) 198,465 974
Total Information Technology 16,480
Total Convertible Preferred Stocks (Cost $17,166) 17,211
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 1,736,591 1,737
Total Short-Term Investments (Cost $1,737) 1,737

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 33,104,051 33,104
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 33,104
Total Securities Lending Collateral (Cost $33,104) 33,104
Total Investments in Securities
101.7% of Net Assets
(Cost $1,490,221) $ 2,090,184
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$23,858 and represents 1.2% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 69++
Totals $ —# $ — $ 69+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 7,718  ¤   ¤ $ 34,841
Total $ 34,841^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $69 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,841.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,490,221) $ 2,090,184
Receivable for investment securities sold 2,504
Receivable for shares sold 2,050
Dividends receivable 548
Other assets 74
Total assets 2,095,360
Liabilities
Obligation to return securities lending collateral 33,104
Payable for investment securities purchased 3,108
Payable for shares redeemed 2,330
Investment management fees payable 1,087
Due to affiliates 135
Payable to directors 2
Other liabilities 194
Total liabilities 39,960
NET ASSETS $ 2,055,400
Net Assets Consist of:
Total d istributable earnings (loss) $ 599,206
Paid-in capital applicable to 51,455,079 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,456,194
NET ASSETS $ 2,055,400
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,003,634; Shares outstanding: 25,184,891) $ 39.85
I Class
(Net assets: $1,051,766; Shares outstanding: 26,270,188) $ 40.04

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $31) $ 15,170
Securities lending 62
Other 3
Total income 15,235
Expenses
Investment management 12,030
Shareholder servicing
Investor Class $ 1,834
I Class 182 2,016
Prospectus and shareholder reports
Investor Class 70
I Class 18 88
Custody and accounting 206
Registration 76
Proxy and annual meeting 44
Legal and audit 30
Directors 7
Miscellaneous 40
Total expenses 14,537
Net investment income 698
Realized and Unrealized Gain / Loss –
Net realized gain on securities 194,253
Change in net unrealized gain / loss on securities 163,583
Net realized and unrealized gain / loss 357,836
INCREASE IN NET ASSETS FROM OPERATIONS
$ 358,534

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 698 $ 486
Net realized gain (loss) 194,253 (54,059)
Change in net unrealized gain / loss 163,583 (558,048)
Increase (decrease) in net assets from operations 358,534 (611,621)
Distributions to shareholders
Net earnings
Investor Class (64,653) (11,241)
I Class (67,470) (9,942)
Decrease in net assets from distributions (132,123) (21,183)
Capital share transactions
*
Shares sold
Investor Class 126,511 143,540
I Class 199,235 543,034
Distributions reinvested
Investor Class 63,550 11,069
I Class 64,948 9,572
Shares redeemed
Investor Class (224,537) (709,077)
I Class (146,856) (122,733)
Increase (decrease) in net assets from capital share
transactions 82,851 (124,595)

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 309,262 (757,399)
Beginning of period 1,746,138 2,503,537
End of period $ 2,055,400 $ 1,746,138
*Share information (000s)
Shares sold
Investor Class 3,257 3,765
I Class 5,160 14,111
Distributions reinvested
Investor Class 1,618 308
I Class 1,646 266
Shares redeemed
Investor Class (5,835) (18,588)
I Class (3,820) (3,277)
Increase (decrease) in shares outstanding 2,026 (3,415)

T. ROWE PRICE Diversified Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the Diversified Mid-Cap Growth Fund (Investor Class) and the
Diversified Mid-Cap Growth Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions

T. ROWE PRICE Diversified Mid-Cap Growth Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following

T. ROWE PRICE Diversified Mid-Cap Growth Fund

functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,031,485 $ — $ 6,647 $ 2,038,132
Convertible Preferred Stocks — — 17,211 17,211
Short-Term Investments 1,737 — — 1,737
Securities Lending Collateral 33,104 — — 33,104
Total $ 2,066,326 $ — $ 23,858 $ 2,090,184

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $1,741,000 for the year ended December 31, 2023.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 12,876 $ 2,789 $ (9,018) $ 6,647
Convertible Preferred Stocks 16,594 617 — 17,211
Total $ 29,470 $ 3,406 $ (9,018) $ 23,858

T. ROWE PRICE Diversified Mid-Cap Growth Fund

fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$32,096,000; the value of cash collateral and related investments was $33,104,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $939,602,000 and $986,997,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2023, the fund utilized $52,407,000 of capital loss carryforwards.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 499 $ 2,946
Long-term capital gain 131,624 18,237
Total distributions $ 132,123 $ 21,183
($000s)
Cost of investments $ 1,495,128
Unrealized appreciation $ 647,974
Unrealized depreciation (52,918)
Net unrealized appreciation (depreciation) $ 595,056
($000s)
Undistributed ordinary income $ 105
Undistributed long-term capital gain 4,045
Net unrealized appreciation (depreciation) 595,056
Total distributable earnings (loss) $ 599,206

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $1,101,000 for T. Rowe Price Services, Inc.; and $13,000 for T. Rowe Price
Investor Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/25 04/30/25
(Waived)/repaid during the period ($000s) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $29,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE Diversified Mid-Cap Growth Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Diversified Mid-Cap
Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the
"Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $139,764,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $13,237,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $12,559,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Diversified Mid-Cap Growth Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Diversified Mid-Cap Growth
Fund  Principal Occupation(s)
Jason R. Adams (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stephanie Beebe (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The Wharton School,
University of Pennsylvania (to 2020); summer intern,
T. Rowe Price (2018); Investment Banking Associate,
Bank of America Merrill Lynch (to 2018)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Name (Year of Birth)
Position Held With Diversified Mid-Cap Growth
Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Priyal Maniar, CFA (1991)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Research Analyst,
Brandywine Global (to 2021)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Sudhir Nanda, Ph.D., CFA (1959)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Donald J. Peters (1959)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Vivian Si  (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Anthony B. Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Name (Year of Birth)
Position Held With Diversified Mid-Cap Growth
Fund  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281554 F149-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024